Income Taxes - Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets, Operating Loss Carryforwards	$ 14,030	$ 11,307
Deferred Tax Assets, Goodwill and Intangible Assets	4,676	5,661
Deferred Tax Assets, Equity Method Investments	8,388	10,576
Gross deferred tax assets	27,094	27,544
Less valuation allowance	(27,094)	(27,544)
Total deferred tax assets	0	0
Deferred Tax Liabilities, Leasing Arrangements	0	0
Total deferred tax liabilities	0	0
Total net deferred taxes	$ 0	$ 0